RISKS AND UNCERTAINTIES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Cash and cash equivalents	$ 1		$ 1	$ 3
Galaxy Digital Holdings, LP
Concentration Risk [Line Items]
Cash and cash equivalents	509,438		462,103	316,610
Galaxy Digital Holdings, LP | Brokers
Concentration Risk [Line Items]
Cash and cash equivalents	152,800		19,700	199,600
Galaxy Digital Holdings, LP | Trading Platforms
Concentration Risk [Line Items]
Cash and cash equivalents	$ 16,800		$ 64,700	$ 24,900
Galaxy Digital Holdings, LP | Crypto Asset, Decentralized Finance Protocols | Protocol Concentration Risk | Four Protocols
Concentration Risk [Line Items]
Concentration risk percentage	77.00%		77.00%
Galaxy Digital Holdings, LP | Crypto Asset, Decentralized Finance Protocols | Protocol Concentration Risk | Two Protocols
Concentration Risk [Line Items]
Concentration risk percentage			92.00%
Galaxy Digital Holdings, LP | Revenue Benchmark | Customer Concentration Risk | Two Digital Asset Trading Platforms
Concentration Risk [Line Items]
Concentration risk percentage	43.00%		40.00%
Galaxy Digital Holdings, LP | Revenue Benchmark | Customer Concentration Risk | Three Digital Asset Trading Platforms
Concentration Risk [Line Items]
Concentration risk percentage				54.00%	67.00%
Galaxy Digital Holdings, LP | Loans Receivable | Credit Concentration Risk | Two Counterparties
Concentration Risk [Line Items]
Concentration risk percentage	38.00%	27.00%	27.00%	65.00%
Galaxy Digital Holdings, LP | Current Liabilities | Liquidity Concentration Risk | One Counterparty
Concentration Risk [Line Items]
Concentration risk percentage			8.50%	12.00%
Galaxy Digital Holdings, LP | Crypto Assets | Credit Concentration Risk | Third Parties
Concentration Risk [Line Items]
Concentration risk percentage	43.00%		22.00%